Investments Securities and Derivatives - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Sovereign debt securities	₸ 1,123,782	₸ 889,136
Financial assets at FVTPL	642	30
Swap and Spot Instruments
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	642	30
Financial liabilities at FVTPL	187	3
Swap and Spot Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	164,686	102,498
Swap and Spot Instruments | Financial Assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	165,555	102,563
Forward Instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	978	144
Forward Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	₸ 14,739	₸ 8,598